UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478

Name of Registrant: Vanguard CMT Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments
As of November 30, 2012

				Face	Market
			Maturity	Amount	Value
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (56.8%)
2	Fannie Mae Discount Notes	0.135%–0.140%	12/5/12	302,500	302,495
2	Fannie Mae Discount Notes	0.140%	12/7/12	109,500	109,497
2	Fannie Mae Discount Notes	0.130%	12/11/12	444,800	444,784
2	Fannie Mae Discount Notes	0.140%	12/12/12	144,500	144,494
2	Fannie Mae Discount Notes	0.140%	1/9/13	30,169	30,164
2	Fannie Mae Discount Notes	0.135%–0.140%	1/16/13	298,500	298,447
2	Fannie Mae Discount Notes	0.130%	2/13/13	30,425	30,417
2	Fannie Mae Discount Notes	0.125%–0.130%	2/20/13	241,895	241,826
2	Fannie Mae Discount Notes	0.130%	2/27/13	100,000	99,968
3	Federal Home Loan Bank Discount Notes	0.138%–0.140%	12/7/12	878,750	878,730
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	12/12/12	396,000	395,984
3	Federal Home Loan Bank Discount Notes	0.140%–0.15%	12/14/12	836,022	835,978
3	Federal Home Loan Bank Discount Notes	0.130%	1/4/13	55,571	55,564
3	Federal Home Loan Bank Discount Notes	0.140%	1/9/13	28,000	27,996
3	Federal Home Loan Bank Discount Notes	0.140%	1/11/13	268,000	267,957
3	Federal Home Loan Bank Discount Notes	0.130%–0.140%	1/16/13	407,350	407,279
3	Federal Home Loan Bank Discount Notes	0.143%–0.145%	1/18/13	231,000	230,956
3	Federal Home Loan Bank Discount Notes	0.135%–0.140%	2/1/13	650,000	649,846
3	Federal Home Loan Bank Discount Notes	0.135%–0.144%	2/6/13	275,000	274,928
3	Federal Home Loan Bank Discount Notes	0.130%–0.142%	2/13/13	371,000	370,897
3	Federal Home Loan Bank Discount Notes	0.130%	2/15/13	125,000	124,966
3	Federal Home Loan Bank Discount Notes	0.125%	2/19/13	19,625	19,620
3	Federal Home Loan Bank Discount Notes	0.130%	2/20/13	469,290	469,153
3	Federal Home Loan Bank Discount Notes	0.160%	5/8/13	34,000	33,976
3	Federal Home Loan Bank Discount Notes	0.160%	5/17/13	41,000	40,970
[3,4] Federal Home Loan Banks		0.192%	10/1/14	42,000	41,984
[2,4] Federal Home Loan Mortgage Corp.		0.160%	2/4/13	290,000	289,974
[2,4] Federal Home Loan Mortgage Corp.		0.159%	5/6/13	99,000	98,974
[2,4] Federal Home Loan Mortgage Corp.		0.158%	6/17/13	21,000	20,994
[2,4] Federal National Mortgage Assn.		0.239%	12/28/12	250,000	249,996
[2,4] Federal National Mortgage Assn.		0.199%	8/12/13	190,000	189,960
[2,4] Federal National Mortgage Assn.		0.179%	11/8/13	150,000	149,957
[2,4] Federal National Mortgage Assn.		0.179%	11/14/13	214,925	214,864
[2,4] Federal National Mortgage Assn.		0.189%	9/11/14	500,000	499,820
2	Freddie Mac Discount Notes	0.130%–0.140%	12/3/12	314,252	314,250
2	Freddie Mac Discount Notes	0.140%	12/10/12	223,546	223,538
2	Freddie Mac Discount Notes	0.130%	12/24/12	500,100	500,059
2	Freddie Mac Discount Notes	0.135%–0.140%	1/14/13	406,537	406,469
2	Freddie Mac Discount Notes	0.130%	1/22/13	60,000	59,989
2	Freddie Mac Discount Notes	0.140%	2/4/13	52,369	52,356
2	Freddie Mac Discount Notes	0.130%–0.140%	2/11/13	115,000	114,969
2	Freddie Mac Discount Notes	0.125%	2/19/13	174,000	173,952
2	Freddie Mac Discount Notes	0.130%	2/25/13	20,000	19,994
2	Freddie Mac Discount Notes	0.130%	2/28/13	72,000	71,977
2	Freddie Mac Discount Notes	0.160%	5/20/13	28,395	28,374
	United States Treasury Bill	0.127%	12/6/12	250,000	249,996
	United States Treasury Bill	0.155%	12/14/12	250,000	249,986
	United States Treasury Bill	0.113%–0.115%	12/27/12	600,000	599,951
	United States Treasury Bill	0.184%	12/31/12	250,000	249,962
	United States Treasury Bill	0.110%–0.113%	1/17/13	650,000	649,905

United States Treasury Bill	0.105%	1/24/13	150,000	149,976
United States Treasury Bill	0.136%–0.158%	1/31/13	1,162,000	1,161,716
United States Treasury Bill	0.100%–0.101%	2/28/13	550,000	549,863
United States Treasury Bill	0.115%	3/14/13	250,000	249,918
United States Treasury Bill	0.146%–0.153%	4/25/13	1,550,000	1,549,072
United States Treasury Bill	0.165%	5/2/13	215,000	214,850
United States Treasury Bill	0.150%	5/9/13	750,000	749,503
United States Treasury Bill	0.145%	5/16/13	200,000	199,866
United States Treasury Bill	0.141%–0.145%	5/30/13	507,000	506,637
United States Treasury Note/Bond	1.125%	12/15/12	42,000	42,016
United States Treasury Note/Bond	0.625%	12/31/12	280,000	280,112
United States Treasury Note/Bond	3.625%	12/31/12	300,000	300,853
United States Treasury Note/Bond	2.875%	1/31/13	250,000	251,136
United States Treasury Note/Bond	3.875%	2/15/13	24,000	24,185
United States Treasury Note/Bond	1.375%	3/15/13	200,000	200,700
United States Treasury Note/Bond	1.375%	5/15/13	40,000	40,221
United States Treasury Note/Bond	3.625%	5/15/13	60,000	60,947
Total U.S. Government and Agency Obligations (Cost $19,040,713)				19,040,713
Commercial Paper (13.9%)
Bank Holding Company (0.5%)
PNC Bank NA	0.210%	12/3/12	60,000	60,000
PNC Bank NA	0.210%	12/20/12	106,000	105,988
				165,988
Finance - Auto (1.0%)
American Honda Finance Corp.	0.170%	12/5/12	51,500	51,499
American Honda Finance Corp.	0.170%	12/6/12	25,000	24,999
American Honda Finance Corp.	0.170%	12/7/12	32,500	32,499
American Honda Finance Corp.	0.170%	12/11/12	18,100	18,099
American Honda Finance Corp.	0.170%	12/12/12	22,000	21,999
American Honda Finance Corp.	0.190%	1/11/13	37,240	37,232
American Honda Finance Corp.	0.180%	2/5/13	9,750	9,747
American Honda Finance Corp.	0.180%–0.190%	2/13/13	23,000	22,991
5 BMW US Capital LLC	0.190%	12/11/12	25,000	24,999
5 BMW US Capital LLC	0.190%	12/12/12	7,300	7,300
5 BMW US Capital LLC	0.190%	12/14/12	16,500	16,499
5 BMW US Capital LLC	0.190%	12/17/12	5,400	5,399
5 BMW US Capital LLC	0.190%	12/18/12	38,000	37,997
5 BMW US Capital LLC	0.190%	2/4/13	7,500	7,497
Toyota Motor Credit Corp.	0.200%	1/9/13	20,000	19,996
				338,752
Finance - Other (4.8%)
5 Chariot Funding LLC	0.210%	2/19/13	25,000	24,988
5 Chariot Funding LLC	0.210%	2/20/13	40,000	39,981
General Electric Capital Corp.	0.180%	12/5/12	52,000	51,999
General Electric Capital Corp.	0.180%	12/20/12	75,000	74,993
General Electric Capital Corp.	0.180%	12/21/12	65,000	64,994
General Electric Capital Corp.	0.180%	2/4/13	98,000	97,968
General Electric Capital Corp.	0.180%	2/7/13	52,000	51,982
General Electric Capital Corp.	0.180%	2/8/13	81,000	80,972
General Electric Capital Corp.	0.180%	2/13/13	81,000	80,970
General Electric Capital Corp.	0.190%	2/14/13	11,500	11,495
General Electric Capital Corp.	0.180%	2/15/13	80,000	79,970
General Electric Capital Corp.	0.180%	3/1/13	27,000	26,988
General Electric Capital Corp.	0.200%	3/8/13	21,000	20,989
5 Jupiter Securitization Co. LLC	0.210%	12/21/12	27,000	26,997
5 Jupiter Securitization Co. LLC	0.210%	2/19/13	24,205	24,194
5 Jupiter Securitization Co. LLC	0.210%	2/20/13	77,000	76,964

5	Old Line Funding LLC	0.190%	12/11/12	8,018	8,018
5	Old Line Funding LLC	0.200%	12/18/12	11,000	10,999
5	Old Line Funding LLC	0.200%	12/20/12	26,400	26,397
5	Old Line Funding LLC	0.200%	12/21/12	10,500	10,499
5	Old Line Funding LLC	0.200%	1/7/13	12,500	12,497
5	Old Line Funding LLC	0.200%	1/8/13	7,058	7,057
5	Old Line Funding LLC	0.200%	1/14/13	100,064	100,040
5	Old Line Funding LLC	0.200%	1/16/13	31,000	30,992
5	Old Line Funding LLC	0.200%	1/24/13	32,162	32,152
5	Old Line Funding LLC	0.200%	1/25/13	9,500	9,497
5	Old Line Funding LLC	0.200%	1/28/13	50,000	49,984
5	Old Line Funding LLC	0.200%	1/29/13	40,000	39,987
5	Old Line Funding LLC	0.200%	2/1/13	9,500	9,497
5	Old Line Funding LLC	0.200%	2/4/13	12,500	12,495
5	Old Line Funding LLC	0.200%	2/5/13	34,000	33,988
5	Old Line Funding LLC	0.200%	2/11/13	32,000	31,987
5	Old Line Funding LLC	0.200%	2/12/13	24,080	24,070
5	Old Line Funding LLC	0.200%	2/13/13	26,082	26,071
5	Old Line Funding LLC	0.200%	2/14/13	33,000	32,986
5	Old Line Funding LLC	0.200%	2/19/13	20,000	19,991
5	Old Line Funding LLC	0.200%	2/20/13	14,546	14,539
5	Straight-A Funding LLC	0.180%	12/3/12	10,038	10,038
5	Straight-A Funding LLC	0.180%	12/3/12	13,000	13,000
5	Straight-A Funding LLC	0.180%	12/7/12	11,500	11,500
5	Straight-A Funding LLC	0.180%	12/18/12	10,500	10,499
5	Straight-A Funding LLC	0.180%	12/18/12	4,491	4,491
5	Straight-A Funding LLC	0.180%	12/19/12	24,480	24,478
5	Straight-A Funding LLC	0.180%	12/20/12	3,278	3,278
5	Straight-A Funding LLC	0.180%	12/20/12	9,519	9,518
5	Straight-A Funding LLC	0.180%	12/20/12	6,250	6,249
5	Straight-A Funding LLC	0.180%	12/21/12	3,000	3,000
5	Straight-A Funding LLC	0.180%	1/3/13	5,772	5,771
5	Straight-A Funding LLC	0.180%	1/3/13	3,494	3,493
5	Straight-A Funding LLC	0.180%	1/7/13	6,000	5,999
5	Straight-A Funding LLC	0.180%	1/7/13	21,000	20,996
5	Straight-A Funding LLC	0.180%	1/7/13	4,820	4,819
5	Straight-A Funding LLC	0.180%	1/14/13	48,000	47,989
5	Straight-A Funding LLC	0.180%	1/17/13	5,750	5,749
5	Straight-A Funding LLC	0.180%	1/18/13	16,400	16,396
5	Straight-A Funding LLC	0.180%	1/18/13	6,285	6,283
5	Straight-A Funding LLC	0.180%	1/18/13	4,000	3,999
5	Straight-A Funding LLC	0.180%	1/22/13	10,500	10,497
5	Straight-A Funding LLC	0.180%	1/23/13	13,750	13,746
					1,621,975
Foreign Banks (3.8%)
5	Australia & New Zealand Banking Group, Ltd.	0.210%	2/21/13	65,000	64,969
5	Commonwealth Bank of Australia	0.200%	12/21/12	25,000	24,997
[4,5] Commonwealth Bank of Australia		0.309%	1/14/13	100,000	100,000
5	Commonwealth Bank of Australia	0.230%	1/16/13	50,000	49,985
[4,5] Commonwealth Bank of Australia		0.229%	4/12/13	125,000	125,000
[4,5] Commonwealth Bank of Australia		0.228%	5/7/13	200,000	200,000
[4,5] Commonwealth Bank of Australia		0.000%	6/3/13	50,000	50,000
[4,5] Westpac Banking Corp.		0.302%	2/1/13	158,000	158,000
5	Westpac Banking Corp.	0.210%	2/8/13	47,500	47,481
[4,5] Westpac Banking Corp.		0.230%	4/3/13	103,500	103,500
[4,5] Westpac Banking Corp.		0.208%	4/16/13	40,000	40,000
[4,5] Westpac Banking Corp.		0.208%	4/18/13	40,000	40,000

[4,5] Westpac Banking Corp.		0.208%	4/25/13	50,000	50,000
[4,5] Westpac Banking Corp.		0.208%	4/26/13	50,000	50,000
[4,5] Westpac Banking Corp.		0.208%	5/7/13	98,000	98,000
[4,5] Westpac Banking Corp.		0.228%	5/20/13	60,000	60,000
					1,261,932
Foreign Governments (0.9%)
	Export Development Canada	0.170%	12/10/12	42,000	41,998
	Province of Ontario	0.200%	12/20/12	16,500	16,498
	Province of Ontario	0.160%	12/27/12	32,500	32,496
	Province of Ontario	0.170%	2/19/13	38,649	38,634
5	Quebec	0.170%	1/28/13	70,890	70,871
5	Quebec	0.170%	1/29/13	87,875	87,851
					288,348
Foreign Industrial (1.1%)
5	BASF SE	0.160%	12/20/12	42,500	42,496
5	BASF SE	0.170%	1/28/13	100,000	99,973
5	BASF SE	0.190%	2/20/13	28,500	28,488
5	BASF SE	0.190%	2/25/13	43,000	42,980
5	BASF SE	0.190%	2/26/13	8,500	8,496
	Nestle Finance International Ltd.	0.175%	1/7/13	30,000	29,995
	Nestle Finance International Ltd.	0.170%	1/16/13	44,000	43,990
5	Reckitt Benckiser Treasury Services PLC	0.190%	2/15/13	11,500	11,495
5	Sanofi	0.170%	12/21/12	25,000	24,998
5	Total Capital Canada, Ltd.	0.190%	1/31/13	41,500	41,487
	Toyota Credit Canada Inc.	0.220%	1/23/13	5,750	5,748
					380,146
Industrial (1.8%)
5	Chevron Corp.	0.150%	12/3/12	14,500	14,500
5	Procter & Gamble Co.	0.150%	12/17/12	10,500	10,499
5	Procter & Gamble Co.	0.150%	1/7/13	50,000	49,992
5	Procter & Gamble Co.	0.170%	2/19/13	60,000	59,977
5	Procter & Gamble Co.	0.170%	2/20/13	46,500	46,482
5	Procter & Gamble Co.	0.170%	2/21/13	31,500	31,488
5	Procter & Gamble Co.	0.160%	2/22/13	31,500	31,489
5	The Coca-Cola Co.	0.180%	12/3/12	24,000	24,000
5	The Coca-Cola Co.	0.180%	12/4/12	10,000	10,000
5	The Coca-Cola Co.	0.190%	12/11/12	54,000	53,997
5	The Coca-Cola Co.	0.190%	12/12/12	7,000	7,000
5	The Coca-Cola Co.	0.170%	12/26/12	64,800	64,792
5	The Coca-Cola Co.	0.170%	1/9/13	31,000	30,994
5	The Coca-Cola Co.	0.170%	1/25/13	21,000	20,995
5	The Coca-Cola Co.	0.190%	2/1/13	6,000	5,998
5	The Coca-Cola Co.	0.190%	2/7/13	8,000	7,997
5	The Coca-Cola Co.	0.190%	2/19/13	10,000	9,996
5	The Coca-Cola Co.	0.190%	2/22/13	32,000	31,986
5	The Coca-Cola Co.	0.180%	2/25/13	49,835	49,814
5	The Coca-Cola Co.	0.180%	2/26/13	31,500	31,486
					593,482
Total Commercial Paper (Cost $4,650,623)					4,650,623
Certificates of Deposit (20.4%)
Domestic Banks (4.1%)
	Branch Banking & Trust Co.	0.180%	1/3/13	46,500	46,500
	Branch Banking & Trust Co.	0.180%	1/3/13	46,500	46,500
	Branch Banking & Trust Co.	0.190%	1/28/13	121,000	121,000
	Branch Banking & Trust Co.	0.190%	1/29/13	60,650	60,650
	Branch Banking & Trust Co.	0.200%	2/5/13	137,000	137,000

State Street Bank & Trust Co.	0.180%	12/13/12	161,000	161,000
State Street Bank & Trust Co.	0.180%	12/14/12	299,250	299,250
State Street Bank & Trust Co.	0.180%	12/17/12	50,000	50,000
State Street Bank & Trust Co.	0.180%	12/27/12	75,000	75,000
State Street Bank & Trust Co.	0.190%	1/14/13	225,000	225,000
State Street Bank & Trust Co.	0.190%	2/5/13	69,000	69,000
State Street Bank & Trust Co.	0.190%	3/1/13	100,000	100,000
				1,390,900
Eurodollar Certificates of Deposit (6.0%)
Australia & New Zealand Banking Group, Ltd.	0.180%	1/11/13	20,000	20,000
4 Australia & New Zealand Banking Group, Ltd.	0.298%	1/25/13	263,000	263,000
4 Australia & New Zealand Banking Group, Ltd.	0.309%	2/11/13	67,000	67,000
4 Australia & New Zealand Banking Group, Ltd.	0.228%	4/19/13	114,000	114,000
4 Australia & New Zealand Banking Group, Ltd.	0.218%	4/25/13	100,000	100,000
4 Australia & New Zealand Banking Group, Ltd.	0.228%	5/16/13	50,000	50,000
Commonwealth Bank of Australia	0.235%	1/16/13	40,000	40,000
4 Commonwealth Bank of Australia	0.269%	3/12/13	60,000	60,000
4 Commonwealth Bank of Australia	0.238%	4/16/13	60,000	60,000
4 Commonwealth Bank of Australia	0.258%	4/19/13	140,000	140,000
4 Commonwealth Bank of Australia	0.248%	5/16/13	120,000	120,000
4 National Australia Bank Ltd.	0.328%	1/17/13	150,000	150,000
4 National Australia Bank Ltd.	0.328%	1/22/13	120,000	120,000
4 National Australia Bank Ltd.	0.262%	4/2/13	175,000	175,000
4 National Australia Bank Ltd.	0.258%	4/25/13	175,000	175,000
4 National Australia Bank Ltd.	0.258%	5/7/13	175,000	175,000
4 National Australia Bank Ltd.	0.259%	5/14/13	75,000	75,000
4 National Australia Bank Ltd.	0.258%	5/21/13	50,000	50,000
4 National Australia Bank Ltd.	0.269%	5/30/13	50,000	50,000
				2,004,000
Yankee Certificates of Deposit (10.3%)
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.208%	4/15/13	118,000	118,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.208%	4/23/13	83,000	83,000
4 Australia & New Zealand Banking Group, Ltd.
(New York Branch)	0.209%	5/7/13	70,000	70,000
Bank of Montreal (Chicago Branch)	0.190%	12/21/12	25,000	25,000
Bank of Montreal (Chicago Branch)	0.200%	12/27/12	30,000	30,000
Bank of Montreal (Chicago Branch)	0.190%	1/7/13	200,000	200,000
Bank of Montreal (Chicago Branch)	0.200%	1/15/13	75,000	75,000
Bank of Montreal (Chicago Branch)	0.200%	1/25/13	60,000	60,000
Bank of Montreal (Chicago Branch)	0.220%	2/7/13	100,000	100,000
Bank of Montreal (Chicago Branch)	0.220%	2/8/13	71,000	71,000
Bank of Montreal (Chicago Branch)	0.230%	2/19/13	60,000	60,000
Bank of Montreal (Chicago Branch)	0.230%	3/1/13	30,000	30,000
4 Bank of Nova Scotia (Houston Branch)	0.279%	1/14/13	240,000	240,000
Bank of Nova Scotia (Houston Branch)	0.200%	1/16/13	75,000	75,000
4 Bank of Nova Scotia (Houston Branch)	0.248%	2/20/13	200,000	200,000
4 Bank of Nova Scotia (Houston Branch)	0.228%	4/15/13	300,000	299,994
4 Bank of Nova Scotia (Houston Branch)	0.228%	5/7/13	70,000	69,998
4 Bank of Nova Scotia (Houston Branch)	0.228%	5/20/13	50,000	49,999
4 Bank of Nova Scotia (Houston Branch)	0.229%	5/28/13	50,000	49,999
Canadian Imperial Bank of Commerce	0.180%	12/12/12	156,000	156,000
4 Canadian Imperial Bank of Commerce	0.478%	1/22/13	10,500	10,504
Canadian Imperial Bank of Commerce	0.200%	2/15/13	100,000	100,000
Canadian Imperial Bank of Commerce	0.540%	2/22/13	9,000	9,007
Royal Bank of Canada (New York Branch)	0.490%	2/8/13	13,475	13,483

Toronto Dominion Bank (New York Branch)	0.190%	1/2/13	25,000	25,000
Toronto Dominion Bank (New York Branch)	0.190%	1/3/13	100,000	100,000
Toronto Dominion Bank (New York Branch)	0.190%	1/10/13	155,000	155,000
Toronto Dominion Bank (New York Branch)	0.200%	1/15/13	40,000	40,000
Toronto Dominion Bank (New York Branch)	0.220%	2/5/13	47,905	47,905
Toronto Dominion Bank (New York Branch)	0.220%	2/13/13	75,000	75,000
Toronto Dominion Bank (New York Branch)	0.220%	2/19/13	60,000	60,000
Toronto Dominion Bank (New York Branch)	0.300%	2/20/13	150,000	150,000
Toronto Dominion Bank (New York Branch)	0.210%	3/1/13	30,000	30,000
Toronto Dominion Bank (New York Branch)	0.280%	3/19/13	90,000	90,000
4 Toronto Dominion Bank (New York Branch)	0.208%	4/26/13	25,000	25,000
4 Toronto Dominion Bank (New York Branch)	0.210%	5/7/13	175,000	175,000
4 Westpac Banking Corp. (New York Branch)	0.230%	4/5/13	106,000	106,000
4 Westpac Banking Corp. (New York Branch)	0.208%	4/24/13	50,000	50,000
4 Westpac Banking Corp. (New York Branch)	0.212%	5/2/13	99,000	99,000
4 Westpac Banking Corp. (New York Branch)	0.380%	5/3/13	20,000	20,014
				3,443,903
Total Certificates of Deposit (Cost $6,838,803)				6,838,803
Repurchase Agreements (5.2%)
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$452,089,000, collateralized by U.S.
Treasury Note/Bond 1.500%-2.125%,
12/31/15-7/31/16)	0.200%	12/3/12	452,081	452,081
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$214,004,000, collateralized by U.S.
Treasury Note/Bond 1.500%, 7/31/16)	0.210%	12/3/12	214,000	214,000
Bank of Nova Scotia
(Dated 11/30/12, Repurchase Value
$52,524,000, collateralized by U.S.
Treasury Note/Bond 0.125%-1.000%,
12/31/13-5/15/14)	0.250%	12/3/12	52,523	52,523
Federal Reserve Bank of New York
(Dated 11/30/12, Repurchase Value
$10,000,000, collateralized by U.S.
Treasury Note/Bond 0.375%, 4/15/15)	0.180%	12/3/12	10,000	10,000
Goldman Sachs & Co.
(Dated 11/26/12, Repurchase Value
$98,004,000, collateralized by Federal
Home Loan Bank 0.000%, 11/01/13)	0.200%	12/3/12	98,000	98,000
Goldman Sachs & Co.
(Dated 11/27/12, Repurchase Value
$49,002,000, collateralized by U.S.
Treasury Note/Bond 1.750%, 4/15/13)	0.180%	12/4/12	49,000	49,000
Goldman Sachs & Co.
(Dated 11/27/12, Repurchase Value
$98,004,000, collateralized by Federal
Home Loan Bank 0.000%-0.375%,
11/01/13-1/29/14)	0.190%	12/4/12	98,000	98,000
JP Morgan Securities LLC
(Dated 11/30/12, Repurchase Value
$157,006,000, collateralized by U.S.
Treasury Note/Bond 0.500%, 10/15/14)	0.200%	12/7/12	157,000	157,000

RBC Capital Markets LLC
(Dated 11/30/12, Repurchase Value
$171,003,000, collateralized by U.S.
Treasury Bill 0.000%, 5/23/13, and U.S.
Treasury Note/Bond 0.250%-3.750%,
1/31/14-11/15/41)	0.190%	12/3/12	171,000	171,000
RBC Capital Markets LLC
(Dated 11/30/12, Repurchase Value
$56,001,000, collateralized by U.S.
Treasury Bill 0.000%, 4/25/13, and U.S.
Treasury Note/Bond 0.250%, 1/15/15)	0.210%	12/3/12	56,000	56,000
TD Securities (USA) LLC
(Dated 11/30/12, Repurchase Value
$377,006,000, collateralized by Treasury
Inflation Indexed Note/Bond 2.375%,
1/15/25, U.S. Treasury Bill 0.000%,
12/31/12, and U.S. Treasury Note/Bond
0.250%-6.875%, 1/31/15-2/15/42)	0.200%	12/3/12	377,000	377,000
Total Repurchase Agreements (Cost $1,734,604)				1,734,604
			Shares
Money Market Fund (1.1%)
6 Vanguard Municipal Cash Management Fund
(Cost $374,140)	0.159%		374,140,049	374,140

			Face
			Amount
			($000)
Tax-Exempt Municipal Bonds (2.2%)
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Miramar Apartments)
VRDO	0.150%	12/7/12	3,000	3,000
7 ABAG Finance Authority for Nonprofit Corps.
California Revenue (Southport Apartments)
VRDO	0.150%	12/7/12	4,095	4,095
7 Albany NY Industrial Development Agency
Revenue (The College of Saint Rose
Project) VRDO	0.170%	12/7/12	3,750	3,750
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.150%	12/7/12	7,365	7,365
7 Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.170%	12/7/12	9,660	9,660
7 Bi-State Development Agency of the Missouri-
Illinois Metropolitan District Revenue VRDO	0.180%	12/7/12	7,000	7,000
7 Buffalo NY Municipal Water System Revenue
VRDO	0.140%	12/7/12	2,870	2,870
7 California Housing Finance Agency Home
Mortgage Revenue VRDO	0.150%	12/7/12	4,600	4,600
7 California Housing Finance Agency
Multifamily Housing Revenue VRDO	0.160%	12/7/12	5,500	5,500
7 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Belmont Project) VRDO	0.170%	12/7/12	2,100	2,100
7 California Statewide Communities
Development Authority Multifamily Housing
Revenue (Wilshire Court Project) VRDO	0.160%	12/7/12	3,000	3,000

7 California Statewide Communities
Development Authority Revenue (Redlands
Community Hospital) VRDO	0.150%	12/7/12	5,400	5,400
7 Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
VRDO	0.150%	12/7/12	2,000	2,000
7 Clark County NV Industrial Development
Revenue (Southwest Gas Corp.) VRDO	0.180%	12/7/12	6,000	6,000
7 Cleveland-Cuyahoga County OH Port
Authority Revenue (SPC Buildings 1 & 3
LLC) VRDO	0.170%	12/7/12	5,300	5,300
7 Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.160%	12/7/12	2,300	2,300
7 Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.140%	12/7/12	2,750	2,750
7 Columbus OH Regional Airport Authority
Airport Revenue (Oasbo Expanded Asset
Program) VRDO	0.160%	12/7/12	3,800	3,800
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) VRDO	0.150%	12/7/12	9,800	9,800
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	12/7/12	5,365	5,365
7 Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.160%	12/7/12	18,000	18,000
7 District of Columbia Revenue (Georgetown
University) VRDO	0.160%	12/7/12	11,575	11,575
7 Fairfax County VA Economic Development
Authority Resource Recovery Revenue
(Lorton Arts Foundation Project) VRDO	0.180%	12/7/12	2,300	2,300
7 Greenville County SC Hospital System
Revenue VRDO	0.150%	12/7/12	2,750	2,750
7 Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.170%	12/7/12	2,515	2,515
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12	3,550	3,550
7 Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12	5,050	5,050
7 Illinois Development Finance Authority
Revenue (Chicago Horticultural Society)
VRDO	0.180%	12/7/12	3,700	3,700
7 Illinois Finance Authority Revenue (Carle
Foundation) VRDO	0.160%	12/7/12	5,380	5,380
7 Illinois Finance Authority Revenue (Ingalls
Health System) VRDO	0.180%	12/7/12	4,395	4,395
7 Illinois Finance Authority Revenue (Little Co.
of Mary Hospital & Health Care Centers)
VRDO	0.170%	12/7/12	4,500	4,500
7 Illinois Finance Authority Revenue (Museum
of Science & Industry) VRDO	0.170%	12/7/12	2,855	2,855
7 Indiana Development Finance Authority
Educational Facilities Revenue
(Indianapolis Museum of Art Inc. Project)
VRDO	0.170%	12/7/12	3,400	3,400
7 Indiana Educational Facilities Authority
Revenue (Wabash College) VRDO	0.170%	12/7/12	5,200	5,200

7 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.160%	12/7/12	9,720	9,720
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.150%	12/7/12	4,765	4,765
7 Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)
VRDO	0.140%	12/7/12	7,910	7,910
7 Lincoln County WY Pollution Control Revenue
(PacifiCorp Project) VRDO	0.180%	12/7/12	3,500	3,500
7 Los Angeles CA Wastewater System
Revenue VRDO	0.160%	12/7/12	2,800	2,800
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes
Medical Institute) VRDO	0.150%	12/7/12	4,500	4,500
7 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries) VRDO	0.150%	12/7/12	3,225	3,225
7 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College)
VRDO	0.170%	12/7/12	3,400	3,400
7 Massachusetts Development Finance Agency
Revenue (Simmons College) VRDO	0.170%	12/7/12	9,110	9,110
7 Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical
Center) VRDO	0.140%	12/7/12	5,300	5,300
7 Massachusetts Health & Educational Facilities
Authority Revenue (Bentley College) VRDO	0.160%	12/7/12	5,200	5,200
7 Massachusetts Health & Educational Facilities
Authority Revenue (Dana Farber Cancer
Institute) VRDO	0.150%	12/7/12	6,385	6,385
7 Michigan Higher Education Facilities Authority
Revenue (Albion College Project) VRDO	0.170%	12/7/12	3,130	3,130
7 Michigan Hospital Finance Authority Revenue
(Henry Ford Health System) VRDO	0.160%	12/7/12	7,900	7,900
7 Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.200%	12/7/12	4,700	4,700
7 Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.170%	12/7/12	19,730	19,730
7 Nassau NY Health Care Corp. VRDO	0.160%	12/7/12	3,310	3,310
7 New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.160%	12/7/12	5,200	5,200
7 New York City NY GO VRDO	0.150%	12/7/12	6,400	6,400
7 New York City NY GO VRDO	0.160%	12/7/12	4,600	4,600
7 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Carnegie Park) VRDO	0.140%	12/7/12	10,400	10,400
7 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Monterey) VRDO	0.140%	12/7/12	5,300	5,300
7 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(One Columbus Place Development) VRDO	0.160%	12/7/12	18,300	18,300
7 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(Related-Sierra Development) VRDO	0.160%	12/7/12	9,000	9,000

7 New York City NY Housing Development
Corp. Multi-Family Rental Housing Revenue
(West End Towers) VRDO	0.160%	12/7/12	8,400	8,400
7 New York City NY Industrial Development
Agency Civic Facility Revenue (New York
Law School) VRDO	0.160%	12/7/12	4,425	4,425
7 New York State Dormitory Authority Revenue
(Royal Charter Properties) VRDO	0.140%	12/7/12	17,500	17,500
7 New York State Housing Finance Agency
Housing Revenue (10 Liberty Street) VRDO	0.140%	12/7/12	4,600	4,600
7 New York State Housing Finance Agency
Housing Revenue (125 West 31st Street)
VRDO	0.170%	12/7/12	9,400	9,400
7 New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.150%	12/7/12	22,500	22,500
7 New York State Housing Finance Agency
Housing Revenue (20 River Terrace
Housing) VRDO	0.170%	12/7/12	3,700	3,700
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	12/7/12	8,700	8,700
7 New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.150%	12/7/12	18,500	18,500
7 New York State Housing Finance Agency
Housing Revenue (70 Battery Place) VRDO	0.160%	12/7/12	2,700	2,700
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green North)
VRDO	0.170%	12/7/12	7,755	7,755
7 New York State Housing Finance Agency
Housing Revenue (Clinton Green South)
VRDO	0.170%	12/7/12	3,850	3,850
7 New York State Housing Finance Agency
Housing Revenue (Clinton Park) VRDO	0.170%	12/7/12	3,750	3,750
7 New York State Housing Finance Agency
Housing Revenue (East 84th Street) VRDO	0.160%	12/7/12	6,800	6,800
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.130%	12/7/12	5,500	5,500
7 New York State Housing Finance Agency
Housing Revenue (Gotham West Housing)
VRDO	0.140%	12/7/12	11,600	11,600
7 New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.160%	12/7/12	3,400	3,400
7 North Carolina Capital Facilities Finance
Agency Revenue (YMCA of the Triangle)
VRDO	0.190%	12/7/12	2,200	2,200
7 North Carolina Medical Care Commission
Health Care Facilities Revenue (Vidant
Health) VRDO	0.150%	12/7/12	11,095	11,095
7 Oakland University of Michigan Revenue
VRDO	0.180%	12/7/12	2,100	2,100
7 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co.
Project) VRDO	0.170%	12/7/12	3,085	3,085
Ohio GO VRDO	0.140%	12/7/12	265	265

Ohio State University General Receipts
Revenue VRDO	0.150%	12/7/12	23,400	23,400
Ohio State University General Receipts
Revenue VRDO	0.160%	12/7/12	1,300	1,300
7 Piedmont SC Municipal Power Agency
Revenue VRDO	0.160%	12/7/12	4,000	4,000
7 Richmond CA Multifamily Housing Revenue
(Baycliff Apartments Project) VRDO	0.150%	12/7/12	5,400	5,400
7 Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.170%	12/7/12	2,000	2,000
7 Salem OH Hospital Facilities Improvement
Revenue (Salem Community Hospital
Project) VRDO	0.170%	12/7/12	3,000	3,000
7 Salem OR Hospital Facility Authority Revenue
(Salem Hospital Project) VRDO	0.170%	12/7/12	3,250	3,250
7 San Diego CA Housing Authority Multifamily
Housing Revenue (Villa Nueva Apartments)
VRDO	0.150%	12/7/12	7,600	7,600
7 Simi Valley CA Multifamily Housing Revenue
(Parker Ranch Project) VRDO	0.150%	12/7/12	6,100	6,100
7 Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	12/7/12	5,635	5,635
7 St. Joseph MO Industrial Development
Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.150%	12/7/12	5,145	5,145
7 Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.150%	12/7/12	2,900	2,900
7 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Baylor Health Care System Project) VRDO	0.160%	12/7/12	9,000	9,000
7 Tarrant County TX Cultural Education
Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project) VRDO	0.160%	12/7/12	17,075	17,075
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	12/7/12	10,100	10,100
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.170%	12/7/12	6,800	6,800
Texas Department of Housing & Community
Affairs Single Family Revenue VRDO	0.200%	12/7/12	5,320	5,320
8 Texas GO TOB VRDO	0.180%	12/3/12	100,000	100,000
7 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) VRDO	0.170%	12/7/12	5,200	5,200
7 Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.160%	12/7/12	1,675	1,675
7 Virginia Small Business Financing Authority
Health Facilities Revenue (Bon Secours
Health System Inc.) VRDO	0.160%	12/7/12	1,700	1,700
7 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.170%	12/7/12	3,150	3,150
7 Warren County KY Revenue (Western
Kentucky University Student Life
Foundation Inc. Project) VRDO	0.170%	12/7/12	4,700	4,700
7 Washington Housing Finance Commission
Non-profit Housing Revenue (Rockwood
Retirement Communities Program) VRDO	0.150%	12/7/12	1,300	1,300

7	West Virginia Hospital Finance Authority
	Hospital Revenue (Charleston Area Medical
	Center Inc.) VRDO	0.170%	12/7/12	6,200	6,200
7	Whittier CA Health Facility Revenue
	(Presbyterian Intercommunity Hospital)
	VRDO	0.140%	12/7/12	5,000	5,000
7	Wisconsin Health & Educational Facilities
	Authority Revenue (Aurora Health Care
	Inc.) VRDO	0.160%	12/7/12	7,475	7,475
Total Tax-Exempt Municipal Bonds (Cost $750,860)					750,860
Corporate Bonds (0.1%)
Finance (0.1%)
4	Royal Bank of Canada (New York Branch)
	(Cost $25,510)	0.463%	1/28/13	25,500	25,510
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
[8,9] Commonwealth Bank of Australia
	Cost ($10,236)	2.500%	12/10/12	10,230	10,236
Taxable Municipal Bonds (0.4%)
[7,8] BlackRock Municipal Bond Trust TOB VRDO		0.260%	12/3/12	4,710	4,710
[7,8] BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.260%	12/3/12	2,515	2,515
[7,8] BlackRock Municipal Income Trust TOB
	VRDO	0.260%	12/3/12	54,000	54,000
[7,8] BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.260%	12/3/12	7,000	7,000
[7,8] BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.260%	12/3/12	4,990	4,990
[7,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.260%	12/3/12	5,170	5,170
[7,8] BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.260%	12/3/12	25,500	25,500
[7,8] BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.260%	12/3/12	3,360	3,360
[7,8] BlackRock Strategic Municipal Trust TOB
	VRDO	0.260%	12/3/12	2,555	2,555
[7,8] Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.240%	12/7/12	2,855	2,855
8	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.240%	12/7/12	2,800	2,800
8	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.240%	12/7/12	1,500	1,500
Total Taxable Municipal Bonds (Cost $116,955)					116,955
Total Investments (100.1%) (Cost $33,542,444)					33,542,444
Other Assets and Liabilities-Net (-0.1%)					(38,552)
Net Assets (100%)					33,503,892

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Adjustable-rate security.
5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At November 30, 2012, the aggregate value of these securities was $3,392,895,000, representing 10.1% of net assets.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7 Scheduled principal and interest payments are guaranteed by bank letter of credit.
8 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $227,191,000, representing 0.7% of net assets.
9 Guaranteed by the Commonwealth of Australia.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Municipal Cash Management Fund

Schedule of Investments
As of November 30, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.4%)
Alabama (0.6%)
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.210%	12/7/12	12,550	12,550
1 Mobile AL Water & Sewer Commissioners
Revenue TOB VRDO	0.170%	12/3/12 LOC	6,900	6,900
				19,450
Alaska (0.5%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.190%	12/7/12	16,605	16,605

Arizona (0.4%)
Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tucson
Electric Power Co. Project) VRDO	0.170%	12/7/12 LOC	13,000	13,000

California (6.7%)
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.220%	12/7/12	5,000	5,000
California GO VRDO	0.150%	12/7/12 LOC	13,100	13,100
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	12/7/12 LOC	3,800	3,800
California Housing Finance Agency Multifamily
Housing Revenue VRDO	0.150%	12/7/12 LOC	3,470	3,470
California RAN	2.500%	6/20/13	54,000	54,614
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.150%	12/7/12	9,870	9,870
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.150%	12/7/12 LOC	12,565	12,565
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.160%	12/7/12	6,230	6,230
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.170%	12/7/12	9,000	9,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.220%	12/7/12	7,500	7,500
Livermore CA COP VRDO	0.160%	12/7/12 LOC	4,660	4,660
Los Angeles CA TRAN	2.000%	2/28/13	25,000	25,110
Los Angeles CA TRAN	2.000%	3/28/13	25,000	25,145
1 Rancho Santiago CA Community College
District GO TOB VRDO	0.180%	12/7/12	21,905	21,905
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.160%	12/7/12	3,000	3,000
San Diego CA Unified School District TRAN	2.000%	1/31/13	6,250	6,269
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.150%	12/7/12	15,885	15,885
San Diego County CA Regional Transportation
Commission Sales Tax Revenue VRDO	0.160%	12/7/12	9,655	9,655

1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.170%	12/7/12	5,000	5,000
				241,778
Colorado (3.5%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.180%	12/3/12 LOC	15,630	15,630
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.180%	12/3/12 LOC	13,650	13,650
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.180%	12/3/12 LOC	10,490	10,490
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.180%	12/3/12 LOC	2,080	2,080
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.160%	12/7/12	4,865	4,865
Colorado Educational & Cultural Facilities
Authority Revenue (Oklahoma's Public Radio)
VRDO	0.160%	12/7/12 LOC	5,190	5,190
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.180%	12/3/12	11,900	11,900
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.190%	12/7/12	9,995	9,995
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.150%	12/7/12	13,200	13,200
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.170%	12/7/12	12,100	12,100
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.170%	12/7/12 LOC	16,000	16,000
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.160%	12/7/12	6,775	6,775
University of Colorado Hospital Authority
Revenue VRDO	0.170%	12/7/12 LOC	4,540	4,540
				126,415
Connecticut (0.6%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.180%	12/3/12	10,000	10,000
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.200%	12/7/12	10,330	10,330
				20,330
Delaware (0.3%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.180%	12/7/12 LOC	9,400	9,400

District of Columbia (1.4%)
1 District of Columbia GO TOB VRDO	0.160%	12/7/12 LOC	21,340	21,340
District of Columbia Revenue (Medstar Health,
Inc.) VRDO	0.140%	12/7/12 LOC	14,675	14,675

District of Columbia Revenue (Washington
Center for Internships) VRDO	0.180%	12/7/12 LOC	4,800	4,800
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.190%	12/7/12	4,010	4,010
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.190%	12/7/12	5,935	5,935
				50,760
Florida (4.6%)
Hillsborough County FL School Board (Master
Lease Program) COP VRDO	0.190%	12/3/12 LOC	3,805	3,805
Jacksonville FL Economic Development
Commission Special Facility Airport Revenue
(Holland Sheltair Aviation Group Project)
VRDO	0.170%	12/7/12 LOC	8,005	8,005
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.140%	12/7/12 LOC	16,400	16,400
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.160%	12/7/12	13,100	13,100
1 Jacksonville FL US Government Guaranteed
Notes TOB VRDO	0.170%	12/7/12	3,900	3,900
Miami-Dade County FL Industrial Development
Authority Revenue (American Public Media
Group Project) VRDO	0.190%	12/3/12 LOC	16,825	16,825
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue VRDO	0.180%	12/7/12 LOC	33,600	33,600
Miami-Dade County FL Special Obligation
Revenue (Juvenile Courthouse Project)
VRDO	0.160%	12/7/12 LOC	10,000	10,000
1 Miami-Dade County FL Special Obligation
Revenue TOB VRDO	0.170%	12/3/12 LOC	18,476	18,476
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.150%	12/7/12 LOC	15,000	15,000
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.170%	12/7/12 LOC	20,000	20,000
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.170%	12/7/12 LOC	5,400	5,400
				164,511
Georgia (3.1%)
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.170%	12/7/12 LOC	12,500	12,500
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.170%	12/7/12 LOC	4,740	4,740
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.170%	12/7/12 LOC	4,500	4,500
1 Georgia GO TOB VRDO	0.190%	12/7/12	11,550	11,550
1 Gwinnett County GA School District GO TOB
VRDO	0.160%	12/7/12	13,405	13,405
Municipal Electric Authority Georgia Revenue
(Project One) VRDO	0.160%	12/7/12 LOC	27,500	27,500
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.130%	12/7/12	10,200	10,200
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.140%	12/7/12	14,350	14,350

Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.160%	12/7/12	13,100	13,100
				111,845
Hawaii (0.2%)
1 Honolulu HI City & County GO TOB VRDO	0.220%	12/7/12	7,700	7,700

Idaho (1.5%)
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12 LOC	16,505	16,505
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.170%	12/7/12 LOC	37,195	37,195
				53,700
Illinois (9.1%)
Chicago IL Board of Education GO VRDO	0.150%	12/7/12 LOC	27,000	27,000
1 Chicago IL GO TOB VRDO	0.160%	12/7/12	14,305	14,305
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.190%	12/7/12	14,930	14,930
1 Chicago IL Water Revenue TOB VRDO	0.190%	12/7/12	7,795	7,795
Chicago IL Water Revenue VRDO	0.170%	12/7/12 LOC	26,580	26,580
Chicago IL Water Revenue VRDO	0.170%	12/7/12 LOC	3,070	3,070
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.160%	12/7/12 LOC	22,000	22,000
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.150%	12/7/12	26,166	26,166
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.150%	12/7/12	10,000	10,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.160%	12/7/12 LOC	4,000	4,000
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.160%	12/7/12 LOC	10,000	10,000
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.180%	12/3/12	39,490	39,490
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.180%	12/3/12	36,285	36,285
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.150%	12/7/12	25,846	25,846
Illinois Health Facilities Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.180%	12/3/12	28,000	28,000
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.190%	12/7/12	15,070	15,070
1 Illinois Sales Tax Revenue TOB VRDO	0.190%	12/7/12	18,000	18,000
				328,537
Indiana (1.4%)
1 Indiana Finance Authority Highway Revenue
TOB VRDO	0.160%	12/7/12	14,520	14,520
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.140%	12/7/12 LOC	10,670	10,670
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.150%	12/7/12	8,425	8,425
Purdue University Indiana COP VRDO	0.150%	12/7/12	14,685	14,685
				48,300

Iowa (0.6%)
Iowa Higher Education Loan Authority Revenue
Private College Facility (St. Ambrose
University Project) VRDO	0.190%	12/3/12 LOC	20,000	20,000

Kentucky (1.6%)
Christian County KY Association County
Leasing Program Revenue VRDO	0.180%	12/3/12 LOC	12,830	12,830
Christian County KY Association County
Leasing Program Revenue VRDO	0.180%	12/3/12 LOC	15,015	15,015
Christian County KY Association County
Leasing Program Revenue VRDO	0.180%	12/3/12 LOC	9,600	9,600
Shelby County KY GO VRDO	0.180%	12/3/12 LOC	3,380	3,380
Trimble County KY Association of Counties
Leasing Trust Lease Program Revenue
VRDO	0.180%	12/3/12 LOC	16,150	16,150
				56,975
Louisiana (1.7%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.150%	12/7/12 LOC	7,000	7,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.170%	12/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.160%	12/7/12 LOC	23,745	23,745
				60,745
Maryland (1.3%)
Baltimore County MD BAN	2.500%	12/17/12	30,000	30,029
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.160%	12/7/12 LOC	11,770	11,770
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
VRDO	0.150%	12/7/12 LOC	5,000	5,000
				46,799
Massachusetts (2.8%)
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.140%	12/7/12	8,125	8,125
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.150%	12/7/12	21,020	21,020
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.180%	12/3/12 LOC	500	500
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.150%	12/7/12 LOC	8,515	8,515
1 Massachusetts GO TOB VRDO	0.140%	12/7/12	4,800	4,800
1 Massachusetts GO TOB VRDO	0.190%	12/7/12	18,455	18,455
Massachusetts GO VRDO	0.140%	12/7/12	31,800	31,800
Massachusetts Water Resources Authority
Revenue VRDO	0.150%	12/7/12	8,205	8,205
				101,420
Michigan (1.5%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.180%	12/3/12 LOC	15,100	15,100

Michigan Strategic Fund Limited Obligation
Revenue (Henry Ford Museum) VRDO	0.190%	12/3/12 LOC	11,250	11,250
Oakland University of Michigan Revenue VRDO	0.180%	12/7/12 LOC	11,230	11,230
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.130%	12/7/12	6,100	6,100
University of Michigan Hospital Revenue VRDO	0.180%	12/3/12	2,600	2,600
1 Wayne State University Michigan Revenue TOB
VRDO	0.180%	12/3/12	6,660	6,660
				52,940
Minnesota (0.2%)
Hennepin County MN GO VRDO	0.150%	12/7/12	2,800	2,800
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.170%	12/7/12	2,840	2,840
				5,640
Mississippi (0.9%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.160%	12/7/12	15,000	15,000
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.160%	12/7/12 LOC	5,300	5,300
Mississippi Business Finance Corp. Revenue
(Renaissance at Colony Park LLC Project)
VRDO	0.160%	12/7/12 LOC	12,255	12,255
				32,555
Missouri (1.3%)
Curators of the University of Missouri System
Facilities Revenue VRDO	0.160%	12/7/12	29,380	29,380
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.170%	12/3/12	8,200	8,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.140%	12/7/12	8,450	8,450
				46,030
Nebraska (2.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.160%	12/7/12	9,895	9,895
Douglas County NE Hospital Authority No. 2
Health Facilities Revenue (Children's Hospital
Obligated Group) VRDO	0.190%	12/3/12 LOC	5,050	5,050
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.170%	12/7/12	43,020	43,020
1 Nebraska Public Power District Revenue TOB
VRDO	0.160%	12/7/12 LOC	24,355	24,355
1 Nebraska Public Power District Revenue TOB
VRDO	0.170%	12/7/12 (13)	5,000	5,000
				87,320

Nevada (0.2%)
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.190%	12/7/12	7,585	7,585

New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
University) VRDO	0.150%	12/7/12 LOC	13,855	13,855

New Jersey (1.4%)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.180%	12/3/12 LOC	6,000	6,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.150%	12/7/12	5,300	5,300
Rutgers State University New Jersey Revenue
VRDO	0.170%	12/3/12	3,900	3,900
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	35,000	36,147
				51,347
New Mexico (2.1%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.140%	12/7/12 LOC	30,000	30,000
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.190%	12/7/12 LOC	10,000	10,000
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.160%	12/7/12	10,265	10,265
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.160%	12/7/12	14,045	14,045
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.160%	12/7/12	9,930	9,930
				74,240
New York (14.9%)
Long Island NY Power Authority Electric System
Revenue VRDO	0.140%	12/7/12 LOC	2,300	2,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	12/7/12	8,300	8,300
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.150%	12/7/12	15,000	15,000
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.170%	12/7/12	1,400	1,400
1 New York City NY GO TOB VRDO	0.170%	12/3/12 LOC	12,270	12,270
New York City NY GO VRDO	0.170%	12/3/12	5,700	5,700
New York City NY GO VRDO	0.170%	12/3/12	3,700	3,700
New York City NY GO VRDO	0.170%	12/3/12	2,480	2,480
New York City NY GO VRDO	0.170%	12/3/12	4,900	4,900
New York City NY GO VRDO	0.170%	12/3/12	3,400	3,400
New York City NY GO VRDO	0.170%	12/3/12	5,050	5,050
New York City NY GO VRDO	0.180%	12/3/12 LOC	22,395	22,395
New York City NY GO VRDO	0.180%	12/3/12 LOC	5,700	5,700
New York City NY GO VRDO	0.140%	12/7/12 LOC	29,730	29,730
New York City NY GO VRDO	0.160%	12/7/12 LOC	5,250	5,250

New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.170%	12/7/12 LOC	12,700	12,700
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.180%	12/3/12	8,530	8,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Royal
Charter Properties) VRDO	0.140%	12/7/12 LOC	5,200	5,200
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	12/3/12	6,000	6,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.180%	12/3/12	12,600	12,600
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.170%	12/7/12	12,280	12,280
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.190%	12/7/12	2,000	2,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	12/3/12	7,925	7,925
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.160%	12/3/12	12,240	12,240
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	12/3/12	10,700	10,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.170%	12/3/12	5,200	5,200
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.140%	12/7/12	20,340	20,340
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.170%	12/7/12	5,535	5,535
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.160%	12/7/12	39,400	39,400
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.160%	12/3/12	1,385	1,385
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.170%	12/3/12	5,570	5,570
New York City NY Transitional Finance Authority
Revenue VRDO	0.150%	12/3/12	4,000	4,000
New York City NY Transitional Finance Authority
Revenue VRDO	0.160%	12/3/12	20,000	20,000
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural
History) VRDO	0.140%	12/7/12	4,300	4,300
New York City Transitional Finance Authority
Revenue VRDO	0.140%	12/7/12	11,700	11,700
New York Liberty Development Corp. Revenue
(Greenwich LLC) VRDO	0.170%	12/7/12 LOC	5,200	5,200
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	6,600	6,600

New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	2,400	2,400
New York Liberty Development Corp. Revenue
PUT	0.250%	8/22/13	6,000	6,000
1 New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.180%	12/7/12 (13)	16,000	16,000
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.140%	12/7/12 LOC	19,885	19,885
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.150%	12/7/12 LOC	25,100	25,100
1 New York Metropolitan Transportation Authority
Revenue TOB VRDO	0.190%	12/7/12 (13)	8,000	8,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.150%	12/7/12 LOC	14,400	14,400
1 New York State Dormitory Authority Revenue
(Columbia University) TOB VRDO	0.200%	12/7/12	8,535	8,535
New York State Dormitory Authority Revenue
(New York Law School) VRDO	0.150%	12/7/12 LOC	8,575	8,575
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.190%	12/7/12	7,760	7,760
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.140%	12/7/12 LOC	12,200	12,200
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.140%	12/7/12 LOC	3,200	3,200
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.170%	12/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.160%	12/7/12 LOC	8,090	8,090
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.170%	12/7/12	5,000	5,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.150%	12/7/12	9,100	9,100
1 New York State Urban Development Corp.
Revenue (Service Contract) TOB VRDO	0.190%	12/7/12	2,000	2,000
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.130%	12/7/12	5,370	5,370
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Ithaca
College) VRDO	0.180%	12/7/12 LOC	10,000	10,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.160%	12/3/12 LOC	12,335	12,335
				535,930
North Carolina (4.1%)
Cary NC GO VRDO	0.150%	12/7/12	3,205	3,205
Charlotte NC Water & Sewer System Revenue
VRDO	0.150%	12/7/12	9,800	9,800
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.170%	12/7/12	21,415	21,415
Forsyth County NC GO VRDO	0.180%	12/7/12	18,950	18,950
Mecklenburg County NC COP VRDO	0.180%	12/7/12	3,935	3,935

North Carolina Capital Facilities Finance Agency
Recreational Facilities Revenue (YMCA of
Greater Winston-Salem) VRDO	0.180%	12/7/12 LOC	9,000	9,000
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.190%	12/7/12 LOC	3,445	3,445
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.170%	12/7/12 LOC	1,845	1,845
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.170%	12/7/12 LOC	19,240	19,240
Raleigh Durham NC Airport Authority Revenue
VRDO	0.180%	12/7/12 LOC	6,100	6,100
Raleigh NC Combined Enterprise System
Revenue VRDO	0.150%	12/7/12	21,700	21,700
Union County NC GO VRDO	0.150%	12/7/12	19,490	19,490
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.160%	12/7/12	10,005	10,005
				148,130
Ohio (10.3%)
1 Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron) TOB VRDO	0.190%	12/7/12 LOC	9,970	9,970
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.170%	12/3/12 LOC	37,140	37,140
1 Cleveland OH Water Works Revenue TOB
VRDO	0.160%	12/7/12	16,850	16,850
Cleveland OH Water Works Revenue VRDO	0.160%	12/7/12 LOC	7,500	7,500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.170%	12/7/12 LOC	6,405	6,405
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.160%	12/7/12	10,000	10,000
Columbus OH GO VRDO	0.160%	12/7/12	7,745	7,745
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.160%	12/7/12 LOC	9,700	9,700
Columbus OH Sewer Revenue VRDO	0.160%	12/7/12	2,150	2,150
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.150%	12/7/12 LOC	10,685	10,685
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.150%	12/7/12 LOC	2,990	2,990
1 Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project) TOB VRDO	0.170%	12/7/12	2,400	2,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	12/7/12	6,100	6,100
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.160%	12/7/12	8,325	8,325
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.160%	12/7/12	27,500	27,500
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.190%	12/7/12	2,400	2,400
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.220%	12/7/12	3,600	3,600

Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.170%	12/7/12	6,350	6,350
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.140%	12/7/12 LOC	6,300	6,300
Ohio Common Schools GO VRDO	0.150%	12/7/12	6,965	6,965
Ohio Common Schools GO VRDO	0.160%	12/7/12	12,790	12,790
Ohio Common Schools GO VRDO	0.160%	12/7/12	9,040	9,040
1 Ohio GO TOB VRDO	0.190%	12/7/12	5,080	5,080
Ohio GO VRDO	0.140%	12/7/12	19,140	19,140
Ohio GO VRDO	0.140%	12/7/12	11,740	11,740
1 Ohio Higher Education GO TOB VRDO	0.160%	12/7/12	5,745	5,745
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.240%	2/12/13	10,800	10,800
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.170%	12/7/12 LOC	5,000	5,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.180%	12/3/12	7,050	7,050
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project) VRDO	0.170%	12/7/12	13,200	13,200
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.150%	12/7/12 LOC	10,275	10,275
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project) VRDO	0.160%	12/7/12 LOC	3,115	3,115
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	12/3/12	3,060	3,060
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.180%	12/3/12	9,330	9,330
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.170%	12/7/12	3,600	3,600
Ohio Infrastructure Improvement GO VRDO	0.140%	12/7/12	19,215	19,215
Ohio State University General Receipts
Revenue VRDO	0.150%	12/7/12	16,860	16,860
Ohio State University General Receipts
Revenue VRDO	0.160%	12/7/12	7,540	7,540
Ohio Water Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.180%	12/7/12 LOC	8,000	8,000
				371,655
Oregon (0.7%)
Oregon GO (Veterans Welfare) VRDO	0.180%	12/3/12	12,500	12,500
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.150%	12/7/12	9,145	9,145
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.160%	12/7/12 LOC	4,600	4,600
				26,245
Pennsylvania (2.3%)
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.180%	12/7/12	9,900	9,900

Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.180%	12/7/12	13,490	13,490
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.150%	12/7/12 LOC	4,270	4,270
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.160%	12/7/12 LOC	10,000	10,000
1 Pennsylvania GO TOB VRDO	0.160%	12/7/12	10,055	10,055
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.190%	12/3/12 LOC	26,320	26,320
Philadelphia PA Water & Waste Water Revenue
VRDO	0.170%	12/7/12 LOC	9,765	9,765
				83,800
South Carolina (1.1%)
Greenville County SC Hospital System Revenue
VRDO	0.150%	12/7/12 LOC	5,000	5,000
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.150%	12/7/12 LOC	17,085	17,085
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.150%	12/7/12 LOC	17,200	17,200
				39,285
South Dakota (0.1%)
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.140%	12/7/12	4,530	4,530

Tennessee (1.3%)
Jackson TN Energy Authority Gas System
Revenue VRDO	0.170%	12/7/12 LOC	16,000	16,000
Shelby County TN GO VRDO	0.150%	12/7/12	25,250	25,250
1 Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital) TOB VRDO	0.170%	12/7/12	5,000	5,000
				46,250
Texas (6.1%)
1 Cypress-Fairbanks TX Independent School
District GO TOB VRDO	0.180%	12/3/12	4,995	4,995
1 Denton TX Independent School District GO TOB
VRDO	0.170%	12/7/12	7,390	7,390
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.180%	12/3/12	4,900	4,900
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.160%	12/7/12 LOC	5,000	5,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.190%	12/7/12	2,185	2,185
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.130%	12/7/12	11,000	11,000
1 Houston TX Utility System Revenue TOB VRDO	0.160%	12/7/12 (13)	8,000	8,000
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.180%	12/7/12	37,000	37,000
1 Texas GO TOB VRDO	0.180%	12/3/12	25,000	25,000
1 Texas GO TOB VRDO	0.170%	12/7/12	5,230	5,230

Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.170%	12/7/12 LOC	5,095	5,095
Texas TRAN	2.500%	8/30/13	60,000	61,017
Texas Transportation Commission Mobility Fund
GO VRDO	0.160%	12/7/12	10,975	10,975
1 Texas Transportation Commission Revenue
TOB VRDO	0.160%	12/7/12	1,495	1,495
1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.160%	12/7/12	9,940	9,940
University of Texas Permanent University Fund
Revenue VRDO	0.130%	12/7/12	20,000	20,000
				219,222
Utah (2.2%)
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.180%	12/3/12	25,690	25,690
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.180%	12/3/12	27,300	27,300
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.180%	12/3/12	27,400	27,400
				80,390
Vermont (0.6%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project) VRDO	0.150%	12/7/12 LOC	13,600	13,600
Vermont Housing Finance Agency Revenue
VRDO	0.140%	12/7/12	8,655	8,655
				22,255
Virginia (1.7%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.160%	12/7/12 LOC	15,045	15,045
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.180%	12/3/12	14,290	14,290
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.160%	12/7/12 LOC	8,100	8,100
1 University of Virginia Revenue TOB VRDO	0.160%	12/7/12	6,600	6,600
Virginia Commonwealth University Health
System Authority Revenue VRDO	0.170%	12/3/12 LOC	4,740	4,740
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.190%	12/7/12	13,650	13,650
				62,425
Washington (1.3%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.170%	12/7/12	6,790	6,790
1 King County WA Sewer Revenue TOB VRDO	0.180%	12/3/12	7,800	7,800
1 Seattle WA Water System Revenue TOB VRDO	0.180%	12/7/12	5,060	5,060
1 Washington GO TOB VRDO	0.180%	12/3/12	10,300	10,300
1 Washington GO TOB VRDO	0.170%	12/7/12	7,995	7,995
1 Washington GO TOB VRDO	0.170%	12/7/12	10,000	10,000
				47,945

West Virginia (0.5%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.170%	12/7/12 LOC	16,440	16,440

Wisconsin (0.9%)
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.170%	12/3/12 LOC	22,350	22,350
Wisconsin Health & Educational Facilities
Authority Revenue (Edgewood College)
VRDO	0.190%	12/3/12 LOC	5,805	5,805
Wisconsin Health & Educational Facilities
Authority Revenue (ProHealth Care Inc.
Obligated Group) VRDO	0.190%	12/3/12 LOC	5,615	5,615
				33,770
Total Tax-Exempt Municipal Bonds (Cost $3,608,054)				3,608,054
Total Investments (100.4%) (Cost $3,608,054)				3,608,054
Other Assets and Liabilities-Net (-0.4%)				(13,094)
Net Assets (100%)				3,594,960

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2012, the aggregate value of these securities was $701,321,000, representing 19.5% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At November 30, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2013

VANGUARD CMT FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.